6. OIL AND GAS PROPERTY INTERESTS	12 Months Ended
Dec. 31, 2017
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
OIL AND GAS PROPERTY INTERESTS

During the period June 2006 through January 2007, the Company acquired the rights to multiple oilsands leases within the Peace River area of Alberta, Canada (the “Peace River Properties”). The leases were granted by the Province of Alberta. All the leases are for a 15-year term, require minimum annual lease payments, and grant the Company the right to explore and develop oil sands on the respective leases.

On February 22, 2016, the Company acquired an additional 45 oilsands leases by entering into two purchase and sale agreements. The oilsands leases represent 39,680 hectares (98,051 acres) in the Peace River area of Alberta. One of the purchase / sale agreements was with a related party. The Company paid for the acquisition of these leases by the issuance of restricted 3,997,431 shares of its common stock valued at $0.217 per share reduced by the carrying value of notes receivable, including accrued interest, from the two parties. As of February 22, 2016, the total notes receivable, plus accrued interest, was $271,380 and the value of the share issuance was $867,433 resulting in a net purchase price of $1,138,823.

All the Company’s leases in the Peace River area are subject to royalties payable to the government of the Province of Alberta. The royalty is calculated using a revenue-less-cost formula. In years prior to the recovery of the project’s capital investment, the royalty is 1% of gross revenue. Once the project costs have been recovered, the royalty is the greater of 1% of gross revenue or 25% of net revenue.

The Company completed drilling four exploratory wells during the fiscal year ended December 31, 2007. Since then, the Company has completed several third-party technical reports on its oilsands leases including a prefeasibility study and has developed an oilsands exploration program. The Company intends to move forward on the program and projects when adequate funding is available. As of December 31, 2017 and 2016, the Company decided to fully impair certain of its assets primarily relating to unproved leases and legacy wells for a total impairment of $164,566 and $7,831,570, respectively. This decision was made due to: the historically low commodity prices; the general lack of investment activity in the sector; the general lack of new oil sands lease activity in the region; and the need to update the Company’s 51-101 studies to reflect the new COGEH standards.

On May 5, 2017, the Company sold one of its impaired legacy wells for total proceeds of $42,502 (CDN$55,000) which has been recorded in the Statement of Comprehensive Income / (Loss).